Condensed Consolidating Financial Information - Additional Information (Detail) (7.25% Senior Notes [Member])	Dec. 31, 2012
7.25% Senior Notes [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Debt instrument stated rate of interest	7.25%